Total
IPS Strategic Capital Absolute Return Fund
SUMMARY
Investment Objective. The investment objective of the IPS Strategic Capital Absolute Return Fund (the “Fund”) is total return.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the WP Trust (“Trust”) with a similar sales charge.  More information about these and other discounts is available from your financial professional and in the section “Purchasing Shares” beginning on page 15 of the Fund’s prospectus (“Prospectus”) and the section “Purchases” beginning on page 35 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - IPS Strategic Capital Absolute Return Fund	Class A Shares		Class C Shares		Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none		none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	1.00%	[1]	1.00%	[2]	none
[1]	A Contingent Deferred Sales Charge is imposed upon certain redemptions of Class A shares. See the section of the prospectus entitled “CDSC for Certain Purchases of Class A Shares” for more information.
[2]	A Contingent Deferred Sales Charge is imposed upon certain redemptions of Class C shares. See the section of the prospectus entitled “Class C Shares” for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - IPS Strategic Capital Absolute Return Fund		Class A Shares		Class C Shares		Institutional Class Shares
Management Fees		1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees		0.25%		1.00%		none
Other Expenses		0.53%	[1]	0.53%	[1]	0.53%
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	[2]	1.79%		2.54%		1.54%
[1]	“Other Expenses” for Class A shares and Class C shares are estimated using actual expenses of Institutional Class shares.
[2]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

Example.  The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example - IPS Strategic Capital Absolute Return Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	819	1,082	1,466	2,539
Class C Shares	360	791	1,350	2,875
Institutional Class Shares	157	486	839	1,834

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - IPS Strategic Capital Absolute Return Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares	722	1,082	1,466	2,539
Class C Shares	257	791	1,350	2,875

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended February 29, 2024, the Fund’s portfolio turnover rate was 2.45% of the average value of its portfolio.

Principal Investment Strategy of the Fund.  Under normal circumstances, the Fund’s primary strategy consists of selling and purchasing put and call options on equity indexes and exchange-traded funds (“ETFs”). The sale of put options generates income for the Fund but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund but may limit the Fund's participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns by managing a portfolio of options.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. When the Fund sells a put option on an index and the index decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to make a cash payment equal to the difference between the option’s exercise price and the prevailing index value. When the Fund sells a put option on an ETF and the ETF decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to purchase the ETF at an exercise price that is higher than the prevailing market price. The Fund collects option premium income when it sells the put option. If the index or ETF increases in value, the purchaser of the put option is unlikely to exercise the option since the prevailing market price will be higher than the exercise price. Accordingly, the Fund gains income when the value of the underlying index or ETF from which the option is derived advances. The Fund’s investment adviser determines the Fund’s exposure to each put option by evaluating metrics associated with the valuation of options, including, but not limited to, volatility, time to expiration and the relationship of the exercise price to the market price of the index or ETF. The Fund’s investment adviser segregates on a daily basis cash, or other liquid assets, in an amount equal to the Fund’s net obligations under each put option.

The Fund buys and sells both put and call exchange-traded listed options to establish exposure to the overall market. The Fund does not intend to invest directly in equity securities or mutual funds (other than ETFs as described below). Options may also be used to protect the Fund’s investments against changes resulting from market conditions (a practice called “hedging”) or to generate income and gains. A call option gives the purchaser of the option, upon payment of a premium, the right to buy a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. The Fund may purchase and sell put and call options to adjust the risk and return of its overall investment positions. When the Fund’s investment adviser believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the investment adviser anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

All option positions held by the Fund are exchange-traded and collateralized with cash, cash equivalents (for example, Treasury Bills, money market fund shares, etc.), other listed options or debt rated investment grade by at least one nationally recognized statistical ratings organization (“NRSRO”) or an ETF that invests in such securities. The Fund intends to hold cash and cash equivalents to collateralize the options in the Fund, and not as a separate principal investment strategy. The Fund may take a defensive position when the Fund’s investment adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or banker’s acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objective.

The Fund may, from time to time, invest in futures contracts. Generally, the futures transactions will be utilized as a hedging instrument. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible for the Fund’s investment adviser to accomplish certain results more quickly and with lower transaction costs. The Fund may also invest directly in ETFs that are based on broad-based securities market indices, such as the S&P 500® Index.

The Fund’s investment adviser reallocates the Fund’s investments continually to be commensurate with the risk profile that the adviser deems appropriate for the Fund. The Fund seeks to use leverage to modify portfolio risk to equal to, or be less than that of, the market in total. The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus.

Principal Risks of Investing in the Fund.  An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Non-Diversified Fund risk—The Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options risk—Selling and purchasing put and call options on equity indexes and ETFs are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Fund’s investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By selling put and call options on equity indexes and ETFs, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund.  The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.  The number of call options the Fund can sell is subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Derivatives risk—The use of derivative instruments can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment.  The loss on derivative transactions may significantly exceed the initial investment.

The Fund may use futures contracts and put and call options on equity indexes and ETFs to pursue its investment objective of total return. There is no guarantee such strategies will work. If the Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Fund of futures contracts and put and call options on equity indexes and ETFs will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower the Fund’s total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. The Fund’s use of derivatives may magnify losses for the Fund.

Other Investment Company and ETF Securities risk—When the Fund invests in an ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs. The Fund has no control over the investments and related risks taken by the ETFs in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market risk—Market risk refers to the risk that the value of securities in the Fund’s or an ETF’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Management Style risk—Investment strategies employed by the Fund’s investment adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Interest Rate risk—Increases in interest rates typically lower the present value of a company’s future earnings stream.  Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer risk—The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Active Trading risk—The Fund may engage in frequent trading in its options and futures strategy. Increased trading may increase short-term capital gains taxes and increase trading costs for the Fund. These increased expenses may have a negative effect on the Fund’s performance.

Leverage risk—The Fund may use financial instruments or borrowed capital (margin) to enhance potential returns. Leverage may enhance potential losses in positions taken by the Fund.

General Fund Investing risk—The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.

Performance. The bar chart below shows how the Fund’s Institutional Class shares returns vary from year to year for each full calendar year over the lifetime of the Fund. Class A and Class C shares have not begun operations, so no performance information is available. The table below shows how the Fund’s Institutional Class shares’ average annual total returns for 1 year, 5 years and since inception compare with those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling (866) 959-9260.

Year-by-Year Total Return (for periods ended December 31) Institutional Class

The Fund’s year to date return for the Institutional Class as of March 31, 2024 was 7.18%.

During the period shown in the bar chart, the highest return for a quarter was 8.99% during the quarter ended December 31, 2023 and the lowest return for a quarter was (10.18)% during the quarter ended December 31, 2018.

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Total Returns - IPS Strategic Capital Absolute Return Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares		16.10%	6.21%	5.11%	Apr. 15, 2016
Institutional Class Shares | After Taxes on Distributions		16.10%	4.39%	3.57%	Apr. 15, 2016
Institutional Class Shares | After Taxes on Distributions and Sales		9.53%	4.18%	3.47%	Apr. 15, 2016
S&P 500® Index	[1]	26.29%	15.69%	13.40%	Apr. 15, 2016
[1]	The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

After-tax returns are calculated using the historical highest individual U.S. federal income tax rates in effect as of December 31, 2023 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”). After-tax returns are shown only for Institutional Class Shares and after-tax returns for Class A and Class C Shares will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (866) 959-9260.

IPS Strategic Capital Absolute Return Fund | Risk Nondiversified Status [Member]

Non-Diversified Fund risk—The Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

IPS Strategic Capital Absolute Return Fund | Options risk

Options risk—Selling and purchasing put and call options on equity indexes and ETFs are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Fund’s investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By selling put and call options on equity indexes and ETFs, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund.  The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.  The number of call options the Fund can sell is subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

IPS Strategic Capital Absolute Return Fund | Derivatives risk

Derivatives risk—The use of derivative instruments can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment.  The loss on derivative transactions may significantly exceed the initial investment.

The Fund may use futures contracts and put and call options on equity indexes and ETFs to pursue its investment objective of total return. There is no guarantee such strategies will work. If the Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Fund of futures contracts and put and call options on equity indexes and ETFs will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower the Fund’s total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. The Fund’s use of derivatives may magnify losses for the Fund.

IPS Strategic Capital Absolute Return Fund | Other Investment Company and ETF Securities risk

Other Investment Company and ETF Securities risk—When the Fund invests in an ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs. The Fund has no control over the investments and related risks taken by the ETFs in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

IPS Strategic Capital Absolute Return Fund | Market risk

Market risk—Market risk refers to the risk that the value of securities in the Fund’s or an ETF’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

IPS Strategic Capital Absolute Return Fund | Management Style risk

Management Style risk—Investment strategies employed by the Fund’s investment adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

IPS Strategic Capital Absolute Return Fund | Interest Rate risk

Interest Rate risk—Increases in interest rates typically lower the present value of a company’s future earnings stream.  Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

IPS Strategic Capital Absolute Return Fund | Issuer risk
Issuer risk—The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.
IPS Strategic Capital Absolute Return Fund | Active Trading risk

Active Trading risk—The Fund may engage in frequent trading in its options and futures strategy. Increased trading may increase short-term capital gains taxes and increase trading costs for the Fund. These increased expenses may have a negative effect on the Fund’s performance.

IPS Strategic Capital Absolute Return Fund | Leverage risk
Leverage risk—The Fund may use financial instruments or borrowed capital (margin) to enhance potential returns. Leverage may enhance potential losses in positions taken by the Fund.
IPS Strategic Capital Absolute Return Fund | General Fund Investing risk

General Fund Investing risk—The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.